Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2018	2019
	$	$
At cost:
Leasehold improvements	846	833
Computer and network equipment	4,367	4,305
Office equipment	900	925
Motor vehicles	218	184
	6,331	6,247
Less: accumulated depreciation	(6,026)	(6,006)

	305	241

Depreciation expense from continuing operations was $512, $264 and $175 for the years ended December 31, 2017, 2018 and 2019, respectively.

	For the years ended December 31,
	2017	2018	2019
	$	$	$

Cost of revenues	266	104	46
Sales and marketing expenses	25	3	1
General and administrative expenses	63	47	53
Research and development expenses	158	110	75

	512	264	175